Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment at June 30, 2026, and December 31, 2025, consisted of the following:

	June 30,	December 31,
	2026	2025
Office equipment – 5 year estimated life	$87,065	$87,065
Leasehold improvements – 2 year estimated life	60,783	60,783
Furniture and fixtures – 7 year estimated life	6,170	6,170
Less: Accumulated depreciation	(148,826)	(147,032)
Total property and equipment, net	$5,192	$6,986

Property and equipment at December 31, 2025 and December 31, 2024, consisted of the following:

	December 31,	December 31,
	2025	2024
Office equipment – 5 year estimated life	$87,065	$86,958
Leasehold improvements – 2 year estimated life	60,783	60,783
Furniture and fixtures – 7 year estimated life	6,170	6,170
Less: Accumulated depreciation	(147,032)	(126,564)
Total property and equipment, net	$6,986	$27,347